Small Company Value Portfolio
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 92.4%	Shares	Value
Communication Services - 0.7%
Bandwidth, Inc. - Class A(a)	430	$7,852
Bumble, Inc. - Class A(a)	3,340	37,908
Cardlytics, Inc.(a)	1,150	16,664
DHI Group, Inc.(a)	1,360	3,468
Emerald Holding, Inc.(a)	1,150	7,832
iHeartMedia, Inc. - Class A(a)	1,420	2,968
IMAX Corp.(a)	452	7,309
Lions Gate Entertainment Corp. - Class A(a)	2,820	28,059
Lions Gate Entertainment Corp. - Class B(a)	2,119	19,728
Stagwell, Inc.(a)	5,070	31,535
TEGNA, Inc.	2,170	32,420
		195,743

Consumer Discretionary - 12.1%
2U, Inc.(a)	4,001	1,559
Abercrombie & Fitch Co. - Class A(a)	50	6,267
Accel Entertainment, Inc.(a)	2,450	28,886
Adient PLC(a)	2,003	65,939
Adtalem Global Education, Inc.(a)	1,336	68,670
Advance Auto Parts, Inc.	260	22,123
American Eagle Outfitters, Inc.	1,990	51,322
Asbury Automotive Group, Inc.(a)	165	38,904
Atmus Filtration Technologies, Inc.(a)	1,550	49,988
Big Lots, Inc.	430	1,862
Bloomin' Brands, Inc.	1,000	28,680
Brinker International, Inc.(a)	550	27,324
Carter's, Inc.	240	20,323
Carvana Co.(a)	810	71,207
Century Communities, Inc.	1,031	99,491
Cooper-Standard Holdings, Inc.(a)	201	3,329
Dave & Buster's Entertainment, Inc.(a)	400	25,040
Denny's Corp.(a)	1,950	17,472
Designer Brands, Inc. - Class A	1,370	14,974
Dine Brands Global, Inc.	540	25,099
El Pollo Loco Holdings, Inc.(a)	1,790	17,435
Everi Holdings, Inc.(a)	2,360	23,718
Figs, Inc. - Class A(a)	3,610	17,978
Fox Factory Holding Corp.(a)	130	6,769
Frontdoor, Inc.(a)	1,216	39,617
Genesco, Inc.(a)	560	15,758
G-III Apparel Group Ltd.(a)	1,770	51,348
Graham Holdings Co. - Class B	25	19,192
Green Brick Partners, Inc.(a)	1,565	94,259
Group 1 Automotive, Inc.	244	71,304
Hanesbrands, Inc.(a)	4,150	24,070
Haverty Furniture Cos., Inc.	680	23,202
Hibbett, Inc.	410	31,492
Hilton Grand Vacations, Inc.(a)	610	28,798
Hooker Furnishings Corp.	1,403	33,686
JAKKS Pacific, Inc.(a)	578	14,277
Johnson Outdoors, Inc. - Class A	1,219	56,208
KB Home	2,459	174,293
Kontoor Brands, Inc.	320	19,280
Laureate Education, Inc.	2,469	35,973
La-Z-Boy, Inc.	720	27,086
Leggett & Platt, Inc.	1,090	20,874
Leslie's, Inc.(a)	3,040	19,760
Lindblad Expeditions Holdings, Inc.(a)	1,362	12,707
LL Flooring Holdings, Inc.(a)	3,425	6,268
M/I Homes, Inc.(a)	764	104,125
MarineMax, Inc.(a)	760	25,278
Marriott Vacations Worldwide Corp.	350	37,706
MDC Holdings, Inc.	820	51,586
Meritage Homes Corp.	460	80,712
Monarch Casino & Resort, Inc.	370	27,746
OneWater Marine, Inc. - Class A(a)	1,090	30,684
Oxford Industries, Inc.	90	10,116
Perdoceo Education Corp.	2,405	42,232
PetMed Express, Inc.	3,220	15,424
Phinia, Inc.	950	36,509
Red Rock Resorts, Inc. - Class A	7,681	459,476
Revolve Group, Inc.(a)(b)	640	13,549
Rocky Brands, Inc.	2,952	80,088
Sabre Corp.(a)	3,733	9,034
SeaWorld Entertainment, Inc.(a)	670	37,661
Signet Jewelers Ltd.	680	68,047
Six Flags Entertainment Corp.(a)	400	10,528
Skyline Champion Corp.(a)	70	5,951
Sleep Number Corp.(a)	300	4,809
Sonic Automotive, Inc. - Class A	600	34,164
Steven Madden Ltd.	600	25,368
Stitch Fix, Inc. - Class A(a)	4,160	10,982
Taylor Morrison Home Corp.(a)	1,196	74,355
The Aaron's Co., Inc.	2,568	19,260
The Cheesecake Factory, Inc.	335	12,110
The Goodyear Tire & Rubber Co.(a)	2,620	35,973
Travel + Leisure Co.	680	33,293
Tri Pointe Homes, Inc.(a)	2,160	83,506
Upbound Group, Inc.	500	17,605
Urban Outfitters, Inc.(a)	500	21,710
Vail Resorts, Inc.	160	35,653
Vera Bradley, Inc.(a)	340	2,312
Vista Outdoor, Inc.(a)	1,250	40,975
Worthington Enterprises, Inc.	120	7,468
Xponential Fitness, Inc. - Class A(a)	2,198	36,355
Zumiez, Inc.(a)	400	6,076
		3,202,237

Consumer Staples - 4.4%
B&G Foods, Inc.	2,550	29,172
Cal-Maine Foods, Inc.	2,550	150,068
Central Garden & Pet Co.(a)	350	14,991
Edgewell Personal Care Co.	710	27,434
Energizer Holdings, Inc.	810	23,846
Herbalife Ltd.(a)	3,910	39,296
Ingles Markets, Inc. - Class A	138	10,582
Inter Parfums, Inc.	69	9,695
Lancaster Colony Corp.	1,122	232,960
Mama's Creations, Inc.(a)	8,248	41,240
Medifast, Inc.	830	31,806
Natural Grocers by Vitamin Cottage, Inc.	1,449	26,154
Nu Skin Enterprises, Inc. - Class A	1,355	18,740
Oil-Dri Corp. of America	2,305	171,861
Post Holdings, Inc.(a)	1,476	156,869
PriceSmart, Inc.	440	36,960
Seaboard Corp.	11	35,463
The Andersons, Inc.	480	27,538
The Duckhorn Portfolio, Inc.(a)	3,940	36,681
The Hain Celestial Group, Inc.(a)	1,390	10,925
Universal Corp.	90	4,655
Village Super Market, Inc. - Class A	424	12,131
WK Kellogg Co.	1,270	23,876
		1,172,943

Energy - 8.8%
Archrock, Inc.	1,660	32,652
Baytex Energy Corp.	10,863	39,433
Berry Corp.	4,570	36,789
Cactus, Inc. - Class A	790	39,571
California Resources Corp.	1,249	68,820
Callon Petroleum Co.(a)	1,060	37,906
Centrus Energy Corp. - Class A(a)	2,561	106,358
Chord Energy Corp.	303	54,007
Civitas Resources, Inc.	3,165	240,254
CONSOL Energy, Inc.	310	25,966
Core Laboratories, Inc.	1,040	17,763
Crescent Energy Co. - Class A	2,640	31,416
DHT Holdings, Inc.	6,460	74,290
Dorian LPG Ltd.	1,394	53,613
Dril-Quip, Inc.(a)	1,150	25,910
Equitrans Midstream Corp.	8,630	107,788
Excelerate Energy, Inc. - Class A	250	4,005
Expro Group Holdings NV(a)	1,750	34,948
Forum Energy Technologies, Inc.(a)	430	8,591
Helix Energy Solutions Group, Inc.(a)	5,048	54,720
Helmerich & Payne, Inc.	1,313	55,225
International Seaways, Inc.	1,742	92,674
Kinetik Holdings, Inc.	510	20,334
Kosmos Energy Ltd.(a)	5,600	33,376
Liberty Energy, Inc.	1,590	32,945
Matador Resources Co.	50	3,339
Murphy Oil Corp.	1,696	77,507
National Energy Services Reunited Corp.(a)	4,040	32,320
Newpark Resources, Inc.(a)	2,620	18,916
Northern Oil and Gas, Inc.	960	38,093
Oceaneering International, Inc.(a)	462	10,811
Par Pacific Holdings, Inc.(a)	720	26,683
Patterson-UTI Energy, Inc.	1,684	20,107
PBF Energy, Inc. - Class A	954	54,922
Peabody Energy Corp.(b)	720	17,467
Permian Resources Corp.	2,965	52,362
Precision Drilling Corp.(a)	540	36,337
ProFrac Holding Corp. - Class A(a)	1,120	9,363
ProPetro Holding Corp.(a)	3,360	27,149
Ranger Energy Services, Inc.	1,080	12,193
REX American Resources Corp.(a)	255	14,971
Scorpio Tankers, Inc.	871	62,320
Select Water Solutions, Inc.	1,140	10,522
SFL Corp. Ltd.	7,091	93,459
SilverBow Resources, Inc.(a)	960	32,774
SM Energy Co.	1,560	77,766
Solaris Oilfield Infrastructure, Inc. - Class A	3,230	28,004
Talos Energy, Inc.(a)	2,520	35,104
Teekay Corp.(a)	1,090	7,935
Teekay Tankers Ltd. - Class A	1,192	69,625
US Silica Holdings, Inc.(a)	1,293	16,046
VAALCO Energy, Inc.	5,300	36,941
Vertex Energy, Inc.(a)	6,460	9,044
Vital Energy, Inc.(a)	690	36,253
World Kinect Corp.	1,530	40,469
		2,338,156

Financials - 27.2%(c)
1st Source Corp.	900	47,178
Alerus Financial Corp.	2,147	46,869
A-Mark Precious Metals, Inc.	170	5,217
Ambac Financial Group, Inc.(a)	3,411	53,314
American Equity Investment Life Holding Co.(a)	1,701	95,630
Arrow Financial Corp.	320	8,006
Artisan Partners Asset Management, Inc. - Class A	1,640	75,063
AssetMark Financial Holdings, Inc.(a)	1,345	47,626
Associated Banc-Corp.	1,420	30,544
Assured Guaranty Ltd.	365	31,846
Axis Capital Holdings Ltd.	540	35,111
Axos Financial, Inc.(a)	782	42,259
Banc of California, Inc.	4,942	75,168
BancFirst Corp.	561	49,385
Banco Latinoamericano de Comercio Exterior SA	1,115	33,026
Bank of Marin Bancorp	820	13,751
Bank of NT Butterfield & Son Ltd.	258	8,253
Bank OZK	5,341	242,802
BankUnited, Inc.	2,860	80,080
BayCom Corp.	500	10,305
BCB Bancorp, Inc.	700	7,315
Berkshire Hills Bancorp, Inc.	1,512	34,655
BGC Group, Inc. - Class A	15,262	118,586
BOK Financial Corp.	1,735	159,620
Bread Financial Holdings, Inc.	2,168	80,736
Bridgewater Bancshares, Inc.(a)	900	10,476
Brighthouse Financial, Inc.(a)	520	26,801
Brookline Bancorp, Inc.	3,410	33,964
Cambridge Bancorp	390	26,582
Camden National Corp.	530	17,766
Capitol Federal Financial, Inc.	2,610	15,556
Cathay General Bancorp	380	14,375
Central Pacific Financial Corp.	1,380	27,255
City Holding Co.	497	51,797
Civista Bancshares, Inc.	510	7,844
CNB Financial Corp.	400	8,156
CNO Financial Group, Inc.	1,722	47,321
Columbia Banking System, Inc.	960	18,576
Community Bank System, Inc.	624	29,971
Community Trust Bancorp, Inc.	685	29,215
ConnectOne Bancorp, Inc.	1,660	32,370
CrossFirst Bankshares, Inc.(a)	1,280	17,715
CVB Financial Corp.	2,366	42,209
Diamond Hill Investment Group, Inc.	120	18,500
Dime Community Bancshares, Inc.	1,310	25,231
Eagle Bancorp, Inc.	2,430	57,081
eHealth, Inc.(a)	1,800	10,854
Employers Holdings, Inc.	2,010	91,234
Enact Holdings, Inc.	1,240	38,663
Enstar Group Ltd.(a)	734	228,097
Enterprise Financial Services Corp.	400	16,224
Esquire Financial Holdings, Inc.	917	43,530
Essent Group Ltd.	2,882	171,508
Euronet Worldwide, Inc.(a)	170	18,688
Evercore, Inc. - Class A	100	19,259
FB Financial Corp.	1,392	52,423
Federated Hermes, Inc. - Class B	995	35,939
Financial Institutions, Inc.	550	10,351
First BanCorp/Puerto Rico	600	10,524
First Busey Corp.	350	8,418
First Business Financial Services, Inc.	300	11,250
First Financial Bancorp	1,196	26,814
First Financial Corp.	1,268	48,602
First Foundation, Inc.	2,110	15,931
First Hawaiian, Inc.	1,570	34,477
First Internet Bancorp	620	21,539
First Interstate BancSystem, Inc. - Class A	290	7,891
First Merchants Corp.	717	25,023
First Mid Bancshares, Inc.	250	8,170
First of Long Island Corp.	1,420	15,748
First Western Financial, Inc.(a)	2,868	41,815
Flushing Financial Corp.	1,580	19,924
FS Bancorp, Inc.	260	9,025
Genworth Financial, Inc. - Class A(a)	7,331	47,138
Great Southern Bancorp, Inc.	220	12,060
Hamilton Lane, Inc. - Class A	770	86,825
Hancock Whitney Corp.	305	14,042
Hanmi Financial Corp.(b)	1,950	31,044
Heartland Financial USA, Inc.	551	19,368
Heritage Commerce Corp.	1,750	15,015
Heritage Financial Corp.	910	17,645
Hilltop Holdings, Inc.	870	27,248
Home Bancorp, Inc.	260	9,961
Hope Bancorp, Inc.	2,910	33,494
Horace Mann Educators Corp.	960	35,510
Horizon Bancorp, Inc.	1,890	24,249
Independent Bank Corp.	779	40,524
Independent Bank Corp.	690	17,492
Independent Bank Group, Inc.	170	7,761
International Bancshares Corp.	1,909	107,171
Investar Holding Corp.	260	4,254
Janus Henderson Group PLC	1,200	39,468
Kearny Financial Corp.	2,400	15,456
Kemper Corp.	580	35,914
Lakeland Bancorp, Inc.	1,770	21,417
LendingTree, Inc.(a)	814	34,465
Lincoln National Corp.	670	21,393
Live Oak Bancshares, Inc.	7,667	318,257
Mercantile Bank Corp.	1,157	44,533
Merchants Bancorp	2,530	109,245
Mercury General Corp.	1,201	61,972
MGIC Investment Corp.	1,600	35,776
MidWestOne Financial Group, Inc.	370	8,673
Mr Cooper Group, Inc.(a)	4,811	375,017
National Bank Holdings Corp. - Class A	281	10,136
Navient Corp.	2,150	37,410
NCR Atleos Corp.(a)	685	13,529
NMI Holdings, Inc. - Class A(a)	3,315	107,207
Northeast Bank	200	11,068
Northeast Community Bancorp, Inc.	700	11,011
Northfield Bancorp, Inc.	2,490	24,203
Northrim BanCorp, Inc.	300	15,153
OceanFirst Financial Corp.	2,200	36,102
OFG Bancorp	1,245	45,828
Pacific Premier Bancorp, Inc.	700	16,800
Pagseguro Digital Ltd. - Class A(a)	570	8,140
Parke Bancorp, Inc.	220	3,790
Pathward Financial, Inc.	138	6,966
Paysafe Ltd.(a)	368	5,811
PCB Bancorp	700	11,431
Peapack-Gladstone Financial Corp.	590	14,355
Perella Weinberg Partners	1,490	21,054
Popular, Inc.	450	39,641
PRA Group, Inc.(a)	1,190	31,035
Preferred Bank	1,965	150,853
Premier Financial Corp.	1,260	25,578
Primis Financial Corp.	1,040	12,657
ProAssurance Corp.	1,130	14,532
PROG Holdings, Inc.	1,195	41,156
Provident Financial Services, Inc.	4,281	62,374
Radian Group, Inc.	4,585	153,460
RBB Bancorp	690	12,427
Repay Holdings Corp.(a)	1,152	12,672
S&T Bancorp, Inc.	725	23,258
Safety Insurance Group, Inc.	210	17,260
Sandy Spring Bancorp, Inc.	1,520	35,234
Selective Insurance Group, Inc.	318	34,716
ServisFirst Bancshares, Inc.	1,830	121,439
Shore Bancshares, Inc.	782	8,993
Sierra Bancorp	500	10,100
Silvercrest Asset Management Group, Inc. - Class A	2,451	38,750
Simmons First National Corp. - Class A	1,770	34,444
SiriusPoint Ltd.(a)	1,370	17,413
SLM Corp.	1,690	36,825
Southern First Bancshares, Inc.(a)	290	9,210
Southside Bancshares, Inc.	410	11,984
Stellar Bancorp, Inc.	596	14,519
Stewart Information Services Corp.	620	40,337
StoneCo Ltd. - Class A(a)	6,189	102,799
Synovus Financial Corp.	870	34,852
Territorial Bancorp, Inc.	700	5,642
Texas Capital Bancshares, Inc.(a)	1,080	66,474
The Bancorp, Inc.(a)	1,123	37,576
The Hanover Insurance Group, Inc.	170	23,149
Tompkins Financial Corp.	300	15,087
Towne Bank	290	8,137
Triumph Financial, Inc.(a)	3,240	256,997
TrustCo Bank Corp. NY	770	21,683
UMB Financial Corp.	229	19,921
United Bankshares, Inc.	648	23,192
Universal Insurance Holdings, Inc.	1,939	39,400
Univest Financial Corp.	1,270	26,441
Valley National Bancorp	4,092	32,572
Veritex Holdings, Inc.	1,240	25,408
Virtu Financial, Inc. - Class A	1,970	40,424
Virtus Investment Partners, Inc.	200	49,596
WaFd, Inc.	1,533	44,503
Washington Trust Bancorp, Inc.	920	24,730
Webster Financial Corp.	1,074	54,527
Westamerica BanCorp	646	31,576
White Mountains Insurance Group Ltd.	18	32,297
World Acceptance Corp.(a)	290	42,044
WSFS Financial Corp.	420	18,959
Zions Bancorp NA	770	33,418
		7,227,679

Health Care - 5.8%
Accolade, Inc.(a)	1,030	10,794
Adaptive Biotechnologies Corp.(a)	3,468	11,132
Agenus, Inc.(a)	6,820	3,956
Agios Pharmaceuticals, Inc.(a)	146	4,269
Allogene Therapeutics, Inc.(a)	3,130	13,991
ALX Oncology Holdings, Inc.(a)	330	3,680
Arcus Biosciences, Inc.(a)	280	5,286
Arvinas, Inc.(a)	1,070	44,170
AtriCure, Inc.(a)(b)	990	30,116
Avidity Biosciences, Inc.(a)	1,030	26,286
Beam Therapeutics, Inc.(a)	140	4,626
BioCryst Pharmaceuticals, Inc.(a)	2,230	11,328
Brookdale Senior Living, Inc.(a)	5,446	35,998
CareDx, Inc.(a)	2,500	26,475
Catalyst Pharmaceuticals, Inc.(a)	409	6,519
Celldex Therapeutics, Inc.(a)	130	5,456
Codexis, Inc.(a)	1,860	6,491
Coherus Biosciences, Inc.(a)	2,930	7,003
Deciphera Pharmaceuticals, Inc.(a)	610	9,595
Eagle Pharmaceuticals, Inc.(a)	2,380	12,471
Editas Medicine, Inc.(a)	4,352	32,292
Embecta Corp.	760	10,085
Emergent BioSolutions, Inc.(a)	1,706	4,316
Enanta Pharmaceuticals, Inc.(a)	570	9,952
Enovis Corp.(a)	3,990	249,175
Generation Bio Co.(a)	4,700	19,129
Health Catalyst, Inc.(a)	1,390	10,467
Heron Therapeutics, Inc.(a)	1,700	4,709
Inmode Ltd.(a)	1,490	32,200
Innoviva, Inc.(a)	1,972	30,053
Intellia Therapeutics, Inc.(a)	1,285	35,350
Iovance Biotherapeutics, Inc.(a)	2,370	35,123
Ironwood Pharmaceuticals, Inc.(a)	890	7,752
Kezar Life Sciences, Inc.(a)	1,650	1,488
Kiniksa Pharmaceuticals Ltd. - Class A(a)	765	15,093
Kodiak Sciences, Inc.(a)	1,759	9,252
MeiraGTx Holdings PLC(a)	990	6,009
Myriad Genetics, Inc.(a)	515	10,980
Neogen Corp.(a)	1,044	16,474
NeoGenomics, Inc.(a)	1,762	27,699
Nurix Therapeutics, Inc.(a)	1,206	17,728
OraSure Technologies, Inc.(a)	4,506	27,712
Organogenesis Holdings, Inc.(a)	1,360	3,862
Pacific Biosciences of California, Inc.(a)	872	3,270
PetIQ, Inc.(a)	706	12,906
Phibro Animal Health Corp. - Class A	1,300	16,809
Prestige Consumer Healthcare, Inc.(a)	17	1,234
Protagonist Therapeutics, Inc.(a)	540	15,622
PTC Therapeutics, Inc.(a)	80	2,327
Quanterix Corp.(a)	930	21,911
RAPT Therapeutics, Inc.(a)	392	3,520
Relay Therapeutics, Inc.(a)	4,419	36,678
Replimune Group, Inc.(a)	2,280	18,628
Rigel Pharmaceuticals, Inc.(a)	4,140	6,127
Rocket Pharmaceuticals, Inc.(a)	290	7,813
Select Medical Holdings Corp.	958	28,884
SIGA Technologies, Inc.	3,000	25,680
Surgery Partners, Inc.(a)	612	18,256
TruBridge, Inc.(a)	1,430	13,185
Twist Bioscience Corp.(a)	982	33,692
UFP Technologies, Inc.(a)	873	220,171
Utah Medical Products, Inc.	318	22,613
Vanda Pharmaceuticals, Inc.(a)	5,448	22,391
Veracyte, Inc.(a)	3,506	77,693
Xencor, Inc.(a)	470	10,401
Zynex, Inc.(a)	1,250	15,463
		1,531,816

Industrials - 18.3%
ABM Industries, Inc.	830	37,035
ACV Auctions, Inc. - Class A(a)	190	3,566
AerSale Corp.(a)	2,320	16,658
Alamo Group, Inc.	100	22,833
Alaska Air Group, Inc.(a)	710	30,523
Albany International Corp. - Class A	160	14,962
Allegiant Travel Co.	3,907	293,844
Allient, Inc.	3,925	140,043
American Woodmark Corp.(a)	513	52,152
Apogee Enterprises, Inc.	180	10,656
Aris Water Solutions, Inc. - Class A	860	12,169
Armstrong World Industries, Inc.	210	26,086
AZZ, Inc.	1,173	90,685
Babcock & Wilcox Enterprises, Inc.(a)	5,710	6,452
Barnes Group, Inc.	960	35,664
Beacon Roofing Supply, Inc.(a)	1,150	112,722
Blue Bird Corp.(a)	110	4,217
Boise Cascade Co.	50	7,669
Brady Corp. - Class A	440	26,083
Columbus McKinnon Corp.	670	29,902
Concentrix Corp.	370	24,501
Concrete Pumping Holdings, Inc.(a)	15,482	122,307
Costamare, Inc.	4,800	54,480
Douglas Dynamics, Inc.	3,746	90,354
Ducommun, Inc.(a)	1,430	73,359
DXP Enterprises, Inc.(a)	1,040	55,879
EMCOR Group, Inc.	133	46,577
Energy Recovery, Inc.(a)	7,453	117,682
Enerpac Tool Group Corp.	620	22,109
Ennis, Inc.	820	16,818
Esab Corp.	642	70,986
ESCO Technologies, Inc.	86	9,206
First Advantage Corp.	17,086	277,134
Flowserve Corp.	790	36,087
Fluor Corp.(a)	140	5,919
FTAI Aviation Ltd.	3,990	268,527
Gates Industrial Corp. PLC(a)	10,131	179,420
Genco Shipping & Trading Ltd.	320	6,506
Gibraltar Industries, Inc.(a)	70	5,637
Global Industrial Co.	289	12,941
Graham Corp.(a)	3,604	98,317
Granite Construction, Inc.	110	6,284
Hawaiian Holdings, Inc.(a)	530	7,065
Healthcare Services Group, Inc.(a)	2,300	28,704
Heartland Express, Inc.	1,890	22,567
Heidrick & Struggles International, Inc.	870	29,284
Hillenbrand, Inc.	780	39,226
Hillman Solutions Corp.(a)	2,440	25,962
Hyster-Yale Materials Handling, Inc.	660	42,352
Insteel Industries, Inc.	780	29,812
Interface, Inc.	3,130	52,647
Janus International Group, Inc.(a)	620	9,381
JELD-WEN Holding, Inc.(a)	1,310	27,811
JetBlue Airways Corp.(a)	1,670	12,391
Kelly Services, Inc. - Class A	1,160	29,046
Kennametal, Inc.	280	6,983
Kforce, Inc.	400	28,208
Kirby Corp.(a)	436	41,560
Korn Ferry	610	40,114
Lindsay Corp.	130	15,296
LSI Industries, Inc.	580	8,770
ManpowerGroup, Inc.	470	36,491
Marten Transport Ltd.	820	15,154
Matson, Inc.	905	101,721
Maximus, Inc.	410	34,399
Miller Industries, Inc.	1,982	99,298
MillerKnoll, Inc.	338	8,369
Moog, Inc. - Class A	115	18,360
MRC Global, Inc.(a)	800	10,056
Mueller Industries, Inc.	1,416	76,365
Mueller Water Products, Inc. - Class A	1,580	25,422
National Presto Industries, Inc.	225	18,855
NOW, Inc.(a)	3,390	51,528
PAM Transportation Services, Inc.(a)	338	5,479
Powell Industries, Inc.	390	55,497
Preformed Line Products Co.	50	6,434
Primoris Services Corp.	210	8,940
Quad/Graphics, Inc.	1,500	7,965
Resideo Technologies, Inc.(a)	2,380	53,360
Resources Connection, Inc.	1,860	24,478
REV Group, Inc.	1,460	32,251
Rush Enterprises, Inc. - Class A	1,571	84,080
Safe Bulkers, Inc.(b)	3,173	15,738
SkyWest, Inc.(a)	120	8,290
Steelcase, Inc. - Class A	7,295	95,419
Stem, Inc.(a)(b)	2,330	5,103
Sterling Infrastructure, Inc.(a)	100	11,031
Sun Country Airlines Holdings, Inc.(a)	2,120	31,991
Tennant Co.	150	18,242
Terex Corp.	1,062	68,393
The Brink's Co.	310	28,638
The Greenbrier Cos., Inc.	670	34,907
Thermon Group Holdings, Inc.(a)	1,210	39,591
Titan Machinery, Inc.(a)	970	24,066
Trinity Industries, Inc.	995	27,711
TrueBlue, Inc.(a)	2,630	32,928
TTEC Holdings, Inc.	1,270	13,170
Tutor Perini Corp.(a)	3,630	52,490
UFP Industries, Inc.	653	80,326
UniFirst Corp.	50	8,672
V2X, Inc.(a)	660	30,829
Verra Mobility Corp.(a)	800	19,976
Wabash National Corp.	2,279	68,233
WESCO International, Inc.	421	72,109
WNS Holdings Ltd.(a)	4,066	205,455
Zurn Elkay Water Solutions Corp.	700	23,429
		4,863,369

Information Technology - 5.3%
ACI Worldwide, Inc.(a)	1,220	40,516
ACM Research, Inc. - Class A(a)	610	17,775
Amkor Technology, Inc.	164	5,287
Arlo Technologies, Inc.(a)	510	6,452
Aviat Networks, Inc.(a)	280	10,735
Avnet, Inc.	680	33,714
Axcelis Technologies, Inc.(a)	240	26,765
Belden, Inc.	400	37,044
Benchmark Electronics, Inc.	400	12,004
C3.ai, Inc. - Class A(a)(b)	215	5,820
Cirrus Logic, Inc.(a)	270	24,991
Coherent Corp.(a)	350	21,217
CommVault Systems, Inc.(a)	100	10,143
CPI Card Group, Inc.(a)	460	8,216
Crane NXT Co.	590	36,521
Diodes, Inc.(a)	480	33,840
DXC Technology Co.(a)	1,110	23,543
ePlus, Inc.(a)	845	66,366
FARO Technologies, Inc.(a)	330	7,098
InterDigital, Inc.	60	6,388
IPG Photonics Corp.(a)	340	30,835
Itron, Inc.(a)	1,200	111,024
Kimball Electronics, Inc.(a)	1,130	24,465
LiveRamp Holdings, Inc.(a)	885	30,533
Methode Electronics, Inc.	1,610	19,610
N-able, Inc.(a)	945	12,351
NVE Corp.	210	18,938
Olo, Inc. - Class A(a)	1,670	9,168
ON24, Inc.	1,850	13,209
OneSpan, Inc.(a)	2,208	25,679
OSI Systems, Inc.(a)	463	66,126
Photronics, Inc.(a)	2,660	75,331
Plexus Corp.(a)	346	32,808
Progress Software Corp.	688	36,677
Rimini Street, Inc.(a)	31,071	101,291
Sanmina Corp.(a)	1,068	66,408
ScanSource, Inc.(a)	560	24,662
Semtech Corp.(a)	1,200	32,988
SMART Global Holdings, Inc.(a)	1,050	27,636
SolarWinds Corp.(a)	480	6,058
TTM Technologies, Inc.(a)	3,420	53,523
Vishay Intertechnology, Inc.	1,540	34,927
Vontier Corp.	780	35,381
Xerox Holdings Corp.	5,150	92,185
		1,416,248

Materials - 6.3%
AdvanSix, Inc.	940	26,884
Alpha Metallurgical Resources, Inc.	20	6,623
Alto Ingredients, Inc.(a)	7,510	16,372
Ashland, Inc.	2,996	291,721
Avient Corp.	120	5,208
Cabot Corp.	205	18,901
Carpenter Technology Corp.	857	61,207
Clearwater Paper Corp.(a)	212	9,271
Commercial Metals Co.	824	48,426
Compass Minerals International, Inc.	1,000	15,740
Core Molding Technologies, Inc.(a)	2,881	54,537
Ecovyst, Inc.(a)	3,305	36,851
Greif, Inc. - Class A	395	27,275
Haynes International, Inc.	2,616	157,274
Ingevity Corp.(a)	700	33,390
Innospec, Inc.	577	74,398
Kaiser Aluminum Corp.	510	45,574
Kronos Worldwide, Inc.	3,100	36,580
Mativ Holdings, Inc.	1,150	21,563
Mercer International, Inc.	1,960	19,502
Minerals Technologies, Inc.	520	39,146
Myers Industries, Inc.	900	20,853
Orion Engineered Carbons SA	1,664	39,137
Pactiv Evergreen, Inc.	1,667	23,871
Ryerson Holding Corp.	320	10,720
Silgan Holdings, Inc.	390	18,938
Summit Materials, Inc. - Class A(a)	410	18,274
SunCoke Energy, Inc.	7,056	79,521
Sylvamo Corp.	380	23,461
Taseko Mines Ltd.(a)	51,038	110,752
Tredegar Corp.	4,618	30,109
TriMas Corp.	1,000	26,730
Trinseo PLC	5,760	21,773
Tronox Holdings PLC	1,010	17,524
United States Lime & Minerals, Inc.	593	176,797
Warrior Met Coal, Inc.	160	9,712
		1,674,615

Real Estate - 1.0%
Cushman & Wakefield PLC(a)	3,370	35,250
DigitalBridge Group, Inc.	4,070	78,429
Forestar Group, Inc.(a)	1,200	48,228
Jones Lang LaSalle, Inc.(a)	153	29,849
Kennedy-Wilson Holdings, Inc.	3,740	32,089
Newmark Group, Inc. - Class A	930	10,314
Safehold, Inc.	1,419	29,231
Star Holdings(a)	271	3,501
The RMR Group, Inc. - Class A	442	10,608
		277,499

Utilities - 2.5%
ALLETE, Inc.	570	33,995
Avista Corp.	980	34,320
Black Hills Corp.	920	50,232
Brookfield Infrastructure Corp. - Class A	435	15,677
Northwest Natural Holding Co.	1,019	37,927
Northwestern Energy Group, Inc.	640	32,595
ONE Gas, Inc.	1,460	94,214
Otter Tail Corp.	1,476	127,527
PNM Resources, Inc.	885	33,311
Portland General Electric Co.	760	31,920
Southwest Gas Holdings, Inc.	530	40,349
Spire, Inc.	560	34,367
UGI Corp.	3,117	76,491
		642,925
TOTAL COMMON STOCKS (Cost $19,376,400)		24,543,230

REAL ESTATE INVESTMENT TRUSTS - 6.2%	Shares	Value
Agree Realty Corp.	148	8,454
Alexander & Baldwin, Inc.	1,010	16,635
Alexander's, Inc.	130	28,228
Apollo Commercial Real Estate Finance, Inc.	1,580	17,601
Apple Hospitality REIT, Inc.	2,857	46,798
Ares Commercial Real Estate Corp.	2,170	16,167
Blackstone Mortgage Trust, Inc. - Class A(b)	469	9,338
BrightSpire Capital, Inc.	2,460	16,949
City Office REIT, Inc.	1,240	6,460
COPT Defense Properties	475	11,481
CubeSmart	588	26,589
DiamondRock Hospitality Co.	2,791	26,822
Douglas Emmett, Inc.	4,980	69,073
Empire State Realty Trust, Inc. - Class A	6,922	70,119
Essential Properties Realty Trust, Inc.	2,575	68,650
Franklin BSP Realty Trust, Inc.	3,390	45,290
Granite Point Mortgage Trust, Inc.	3,270	15,598
Great Ajax Corp.	1,313	4,989
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	338	9,599
Hudson Pacific Properties, Inc.	3,190	20,576
Innovative Industrial Properties, Inc.	1,510	156,344
Kite Realty Group Trust	2,370	51,382
National Health Investors, Inc.	425	26,703
NexPoint Residential Trust, Inc.	172	5,537
Office Properties Income Trust	2,760	5,630
Orion Office REIT, Inc.	11,360	39,874
Outfront Media, Inc.	1,220	20,484
Park Hotels & Resorts, Inc.	2,040	35,680
Pebblebrook Hotel Trust	2,230	34,364
PennyMac Mortgage Investment Trust	1,720	25,250
Retail Opportunity Investments Corp.	372	4,769
RLJ Lodging Trust	9,080	107,325
Ryman Hospitality Properties, Inc.	1,824	210,872
Sabra Health Care REIT, Inc.	5,818	85,931
Seritage Growth Properties - Class A(a)	3,580	34,547
SL Green Realty Corp.	270	14,885
STAG Industrial, Inc.	782	30,060
The Macerich Co.	2,359	40,646
TPG RE Finance Trust, Inc.	6,900	53,268
Two Harbors Investment Corp.	392	5,190
Uniti Group, Inc.	5,731	33,813
Urban Edge Properties	1,417	24,472
Xenia Hotels & Resorts, Inc.	4,366	65,534
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,451,039)		1,647,976

TOTAL INVESTMENTS - 98.6% (Cost $20,827,439)		$26,191,206
Money Market Deposit Account - 1.4%(d)		360,204
Other Assets in Excess of Liabilities - 0.0%(e)		8,776
TOTAL NET ASSETS - 100.0%		$26,560,186

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company REIT – Real Estate Investment Trust
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2024. The total market value of these securities was $126,818 which represented 0.5% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2024 was 5.28%.

(e)	Represents less than 0.05% of net assets.

SMALL COMPANY VALUE PORTFOLIO
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2024 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended March 31, 2024, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of March 31, 2024:

Small Company Value Portfolio
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	24,543,230	–	–	24,543,230
Real Estate Investment Trusts	1,647,976	–	–	1,647,976
Total Assets	26,191,206	–	–	26,191,206

Refer to the Schedule of Investments for industry classifications.

Refer to the Portfolio’s Schedule of Investments for a listing of the securities by industry or sector type. Small Company Value Portfolio did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2024.